Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2024
Labor And Social Obligations
Schedule of employees benefits

	December 31, 2024	December 31, 2023
Salaries and payroll charges	70,291	69,885
Provision for vacation	218,987	256,415
Healthcare plan (i)	117,578	86,147
Provision for profit sharing (ii)	181,446	97,514
Incentivized Dismissal Program - PDI (iii)	62,127	290,202
Voluntary Dismissal Program (PDV) (iv)	629,273	-
Consent Decree (TAC)	5,587	6,093
Knowledge Retention Program (PRC)	904	1,184
Total	1,286,193	807,440